Short-Term Bank Loans (Details) ¥ in Millions						12 Months Ended
	Jun. 15, 2023 USD ($)	Jun. 24, 2022 USD ($)	Jun. 15, 2022 USD ($)	Mar. 14, 2022 USD ($)	Mar. 13, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jul. 24, 2023 USD ($)	Jul. 24, 2023 CNY (¥)	Jun. 15, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Mar. 13, 2023 USD ($)	Jun. 24, 2022 CNY (¥)	Jun. 15, 2022 CNY (¥)	Mar. 14, 2022 CNY (¥)
Short-Term Bank Loans [Line Items]
Borrowing amount	$ 1,233,553								$ 1,370,614	¥ 10	¥ 9	$ 411,184	¥ 3
Fixed interest rate percentage									4.25%	4.25%		5.00%	5.00%
Interest expense						$ 190,184	$ 199,852	$ 149,303
Jiangxi Luling Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount			$ 1,405,780
Working Capital Loan [Member]
Short-Term Bank Loans [Line Items]
Working capital term	11 years	1 year	1 year	1 year	1 year
Maturity date	May 18, 2024	Jun. 24, 2023	Jun. 14, 2023	Mar. 13, 2023	Mar. 12, 2024
Loans [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate percentage	4.00%										4.00%
Jiangxi Luling Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount				$ 1,124,624	¥ 8									$ 1,096,491		¥ 10	¥ 8
Fixed interest rate percentage		4.20%	4.62%	4.62%	4.56%										4.20%	4.62%	4.62%
LRC Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount	$ 1,370,614										¥ 10
Fixed interest rate percentage	4.56%										4.56%
LRC Bank [Member] | Working Capital Loan [Member]
Short-Term Bank Loans [Line Items]
Working capital term	11 years
Maturity date	May 14, 2024
Bank of Communications Co., Ltd [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount		$ 1,405,780													¥ 10